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Portfolio Optimization Moderate-Conservative Portfolio
Portfolio Optimization Moderate-Conservative Portfolio

SUPPLEMENT DATED AUGUST 28, 2019

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2019

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2019 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Moderate-Conservative Portfolio – The following risk is removed from the Principal Risks from Holdings in Underlying Funds subsection: • Small-Capitalization Companies Risk